Loans Receivable	12 Months Ended
Dec. 31, 2024
Loans Receivable [Abstract]
Loans receivable

Note 8 – Loans receivable

Due to strategic business cooperation, the Company made interest-free advances to third parties. As of December 31, 2024 and 2023, the outstanding balance of such interest-free advances were $27,624,192 and $29,156,394, respectively.